Columbia Massachusetts Intermediate Municipal Bond Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.250%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.5%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,043,303
Charter Schools 1.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,000,000	1,008,760
Higher Education 26.5%
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston College
Series 2025W
07/01/2039	5.000%	1,000,000	1,142,221
Boston University
Series 2025
10/01/2038	5.000%	1,000,000	1,149,323
Refunding Revenue Bonds
Boston University
Series 2006BB2
10/01/2037	4.000%	1,120,000	1,122,663
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,058,753
10/01/2036	5.000%	1,140,000	1,197,618
Series 2019
10/01/2036	5.000%	1,535,000	1,629,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,540,789
01/01/2034	5.000%	1,000,000	1,025,272
Series 2025
01/01/2041	5.250%	615,000	650,054
Northeastern University
Series 2024
10/01/2041	5.000%	1,000,000	1,123,264
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	889,347
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	678,710
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	296,849
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	920,427
10/01/2033	5.000%	900,000	934,558
Bentley University
Series 2025
07/01/2041	5.000%	310,000	339,545
07/01/2042	5.000%	235,000	253,656
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,228,780
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	1,000,000	1,189,581
Total			18,370,594
Hospital 10.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,080,136
Partners HealthCare System
Series 2016
07/01/2031	5.000%	1,000,000	1,010,309
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	1,000,000	1,008,415

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
07/01/2031	5.000%	1,000,000	1,026,043
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,026,643
07/01/2037	5.000%	1,035,000	1,075,498
Mass General Brigham
Series 2026F
07/01/2043	5.000%	940,000	1,026,945
Total			7,253,989
Human Service Provider 1.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	1,001,187
Joint Power Authority 1.5%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,034,059
Local General Obligation 1.6%
City of Boston
Unlimited General Obligation Bonds
Series 2025A
02/01/2042	5.000%	1,000,000	1,116,389
Multi-Family 1.5%
Massachusetts Development Finance Agency(d)
Revenue Bonds
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	502,718
Massachusetts Development Finance Agency
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2038	5.000%	500,000	561,643
Total			1,064,361
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 3.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	1,000,000	1,035,134
04/01/2035	5.000%	1,000,000	1,032,730
Total			2,067,864
Pool / Bond Bank 4.1%
Massachusetts Clean Water Trust (The)(e)
Refunding Revenue Bonds
State Revolving Fund Bond
Series 2026
02/01/2037	5.000%	1,000,000	1,188,338
Massachusetts Clean Water Trust (The)
Revenue Bonds
Series 2025B
02/01/2043	5.000%	1,000,000	1,108,775
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	559,306
Total			2,856,419
Prep School 2.9%
Massachusetts Development Finance Agency
Revenue Bonds
Middlesex School Issue
Series 2024
07/01/2034	5.000%	800,000	944,111
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,081,411
Total			2,025,522
Refunded / Escrowed 5.4%
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,765,984
Retirement Communities 10.6%
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,537,217
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,503,115
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,546,897
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	979,349
10/01/2039	5.000%	250,000	256,406
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	1,012,305
Revenue Bonds
Lasall Village, Inc.
Series 2025
07/01/2029	5.000%	500,000	530,319
Total			7,365,608
Sales Tax 10.9%
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,728,788
07/01/2032	0.000%	5,105,000	4,202,966
Massachusetts School Building Authority
Refunding Revenue Bonds
Sustainable Bonds
Subordinated Series 2025
02/15/2038	5.000%	500,000	608,503
Total			7,540,257
Special Non Property Tax 0.8%
Commonwealth of Massachusetts Transportation Fund
Revenue Bonds
Rail Enhancement Program
Series 2024A
06/01/2044	5.000%	500,000	542,768
State General Obligation 11.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,116,239
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016I
12/01/2030	5.000%	3,000,000	3,063,787
Series 2025A
04/01/2042	5.000%	500,000	560,007
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,117,663
Series 2024A
03/01/2039	5.000%	1,000,000	1,137,326
Unlimited General Obligation Bonds
Consolidated Loan
Series 2024D
08/01/2041	5.000%	1,000,000	1,123,323
Total			8,118,345
Water & Sewer 1.6%
Massachusetts Water Resources Authority
Revenue Bonds
Series 2024C
08/01/2040	5.000%	1,000,000	1,131,174
Total Municipal Bonds (Cost $66,633,867)			67,306,583

Money Market Funds 2.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(g)	1,885,756	1,885,944
Total Money Market Funds (Cost $1,885,756)		1,885,944
Total Investments in Securities (Cost: $69,519,623)		70,192,527
Other Assets & Liabilities, Net		(771,974)
Net Assets		69,420,553

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $5,089,947, which represents 7.33% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT191_10_T01_(03/26)